UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21860

Wegener Investment Trust

(Exact Name of Registrant as Specified in Charter)

3350 Monarch Lane

Annandale, VA 22003

(Address of Principal Executive Offices)(Zip Code)

Steven M. Wegener

3350 Monarch Lane

Annandale, VA 22003

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:  (703) 282-9380

Date of fiscal year end: June 30

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Wegener Adaptive Growth Fund
	Schedule of Investments
	September 30, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 88.53%

Agricultural Production-Livestock & Animal Specialties - 2.63%
1,300	Cal-Maine Foods, Inc.	$ 58,422

Air Transportation, Scheduled - 1.88%
2,330	Delta Air Lines, Inc. *	21,343
4,400	Republic Airways Holdings, Inc. *	20,372
		41,715
Biological Products (No Diagnostic Substances) - 3.19%
9,200	PDL Biopharma, Inc.	70,840

Cigarettes - 1.57%
300	Lorillard, Inc.	34,935

Fire, Marine & Casualty Insurance - 10.39%
2,970	AmTrust Financial Services, Inc.	76,091
500	Chubb Corp.	38,140
2,700	Maiden Holdings Ltd.	24,003
1,650	Tower Group, Inc.	32,010
600	Travelers Co., Inc.	40,956
5,000	Universal Insurance Holdings, Inc.	19,250
		230,450
Gold & Silver Ores - 0.58%
1,000	Gold Fields Ltd. *	12,850

Insurance Agents, Brokers & Services - 2.87%
650	SXC Health Solutions Corp. *	63,681

Medicinal Chemicals & Botanical Products - 2.82%
3,115	Nutraceutical International Corp. *	49,092
290	Usana Health Sciences, Inc. *	13,476
		62,568
Metal Mining - 0.77%
3,600	Richmont Mines, Inc. *	17,136

Motor Vehicles & Passenger Car - 1.79%
1,550	Tata Motors Ltd. ADR	39,804

National Commercial Banks - 0.62%
1,523	United Bancshares, Inc. *	13,798

Natural Gas Distribution - 1.08%
2,400	Gas Natural, Inc.	23,856

Personal Credit Institutions - 2.94%
250	Credit Acceptance Corp. *	21,378
650	World Acceptance Corp. *	43,843
		65,221
Petroleum Refining - 2.53%
2,200	Delek US Holdings, Inc.	56,078

Pharmaceutical Preparations - 15.33%
700	Astrazeneca Plc. ADR	33,502
5,000	Cambrex Corp. *	58,650
400	Celgene Corp. *	30,560
1,550	Hi Tech Pharmacal Co., Inc. *	51,321
750	Jazz Pharmaceuticals Plc *	42,749
1,200	Lilly, Eli & Co.	56,892
3,200	Spectrum Pharmaceuticals, Inc. *	37,440
700	Teva Pharmaceutical Industries Ltd. ADR	28,987
		340,101
Retail-Auto Dealers & Gasoline - 1.84%
900	Americas CarMart, Inc. *	40,923

Retail-Catalog & Mail-Order Houses - 1.09%
2,100	PC Connection, Inc.	24,171

Retail-Drug Stores & Proprietary Stores - 1.27%
450	Express Scripts Holding Co. *	28,184

Savings Institutions, Not Federally Chartered - 1.19%
1,100	Southern Missouri Bancorp, Inc.	26,488

Services-Computer Integrated Systems Design - 2.06%
4,922	Cimatron Ltd.	18,556
1,150	Ebix, Inc.	27,152
		45,708
Services-Computer Programming Services - 1.58%
5,000	Perion Network Ltd. *	35,100

Services-Hospitals - 1.08%
1,000	Healthsouth Corp. *	24,060

Services-Medical Laboratories - 2.00%
1,550	Bio Reference Laboratories, Inc. *	44,299

Services-Miscellaneous Business Services - 2.53%
650	Altisource Portfolio Solutions S.A. *	56,062

Services-Personal Services - 0.09%
200	Carriage Services, Inc.	1,934

Services-Prepackaged Software - 1.08%
6,346	Peerless Systems Corp. *	23,924

State Commercial Banks - 4.53%
2,100	International Bancshares Corp.	40,047
1,700	Monarch Financial Holdings, Inc.	16,575
2,000	Republic Bankcorp, Inc. Class-A	43,900
		100,522
Surgical & Medical Instruments - 0.91%
600	Mindray Medical International Ltd.	20,166

Telephone Communications (No Radiotelephone) - 3.40%
700	Telekomunik Indonesia S.A. ADR	27,251
1,000	Verizon Communications, Inc.	45,570
124	Vivo Participacoes S.A. ADR	2,696
		75,517
Wholesale-Computers & Peripheral Equipment & Software - 2.24%
1,200	Eplus, Inc. *	47,064
217	Wayside Technology Group, Inc. *	2,701
		49,765
Wholesale-Drugs, Proprietaries & Druggist Sundries - 2.53%
1,450	Amerisourcebergen Corp.	56,129

Wholesale-Electronic Parts & Equipment, NEC - 2.29%
2,400	Tessco Technologies, Inc.	50,808

Wholesale-Farm Product Raw Material - 1.15%
500	Universal Corp.	25,460

Wholesale-Groceries & General Lines - 1.90%
650	Amcon Distributing Co.	42,250

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 1.88%
391	MWI Veterinary Supply, Inc. *	41,712

Wholesale-Petroleum & Petroleum Products - 0.88%
550	World Fuel Services Corp.	19,585

TOTAL FOR COMMON STOCKS (Cost $1,992,656) - 88.53%		$ 1,964,222

REAL ESTATE INVESTMENT TRUSTS - 2.37%
2,250	Pennymac Mortgage Investment Trust	52,583

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $38,939) - 2.37%		$ 52,583

PUT OPTIONS - 4.48%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	Russell 2000 Index
2,200	December 2012 Put @ 860.00	93,500

	S&P 500 Index
100	December 2012 Put @ 1,465.00	5,900

	Total (Premiums Paid $84,027) - 4.48%	$ 99,400

SHORT TERM INVESTMENTS - 6.72%
149,077	Fidelity Money Market Portfolio Class Select 0.12% ** (Cost $149,077)	$ 149,077

TOTAL INVESTMENTS (Cost $1,869,419) - 102.09%		$ 2,265,282

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.09%)		(46,483)

NET ASSETS - 100.00%		$ 2,218,799

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2012.
ADR- American Depository Receipt

Wegener Adaptive Growth Fund
Written Options
March 31, 2012

CALL OPTIONS WRITTEN - 5.71%

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	Russell 2000 Index
2,200	December 2012 Call @ 860.00	41,140

	S&P 500 Index
100	December 2012 Call @ 1,465.00	2,250

	Total (Premiums Received $66,378)	$ 43,390

Wegener Adaptive Growth Fund
Notes to Financial Statements
September 30, 2012 (Unaudited)

1. SECURITY TRANSACTIONS

At September 30, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,869,419 amounted to $352,473 which consisted of aggregate gross unrealized appreciation of $388,593, and aggregate gross unrealized depreciation of $36,120.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, when restricted or illiquid securities are being valued, or if an event occurs after the close of trading on the domestic or foreign exchange or market in which the security is principally traded (but prior to the time the NAV is calculated) that materially affects fair value, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.  No securities were Fair Valued as of March 31, 2012.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,964,222	$0	$0	$ 1,964,222
Real Estate Investment Trusts	$52,583	$0	$0	$ 52,583
Limited Partnerships	$0	$0	$0	$ 0
Options Purchased	$99,400	$0	$0	$99,400
Cash Equivalents	$149,077	$0	$0	$149,077
Total	$2,265,282	$0	$0	$2,265,282

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 43,390	$0	$0	$ 43,390
Total	$ 43,390	$0	$0	$ 43,390

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wegener Investment Trust

By /s/Steven M. Wegener

     Steven M. Wegener

     President and Treasurer

Date November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Steven M. Wegener

     Steven M. Wegener

     President and Treasurer

Date November 28, 2012